Filed electronically with the Securities and Exchange Commission on April 17, 2017

1933 Act File No. 033-34079

1940 Act File No. 811-06071

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 111	[ X ]

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ X ]

AMENDMENT NO. 127	|X|

DEUTSCHE INSTITUTIONAL FUNDS (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices) (Zip Code)

(617) 295-1000
(Registrant’s Telephone Number)

John Millette Vice President and Secretary
One Beacon Street
Boston, MA 02108
(Name and address of agent for service)

Copy to: David A. Sturms, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X|	Immediately upon filing pursuant to paragraph (b)
|___ |	On _____________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On _____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__ |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund(s), (each) a series of the Registrant:

●	Deutsche Equity 500 Index Fund — Class T, Class R6, Institutional Class and Class S
●	Deutsche S&P 500 Index Fund — Class A, Class T, Class C, Class R6 and Class S
●	Deutsche EAFE® Equity Index Fund — Class T, Class R6 and Institutional Class
●	Deutsche U.S. Bond Index Fund — Class A, Class T, Class R6, Institutional Class and Class S

SIGNATURES

DEUTSCHE EQUITY 500 INDEX PORTFOLIO has duly caused this amendment to the Registration Statement on Form N-1A of Deutsche Institutional Funds, on behalf of Deutsche Equity 500 Index Fund and Deutsche S&P 500 Index Fund, to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York and the State of New York, on the 7th day of April 2017.

DEUTSCHE EQUITY 500 INDEX PORTFOLIO

By: /s/Brian E. Binder

       Brian E. Binder*

       President

*By:

/s/ Caroline Pearson

  Caroline Pearson**

  Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Amendment No. 27, as filed on August 11, 2014 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of April 2017.

DEUTSCHE INSTITUTIONAL FUNDS

By: /s/Brian E. Binder

      Brian E. Binder*

      President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	April 7, 2017

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	April 7, 2017

/s/John W. Ballantine
John W. Ballantine*	Trustee	April 7, 2017

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	April 7, 2017

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	April 7, 2017

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	April 7, 2017

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	April 7, 2017

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Vice Chairperson and Trustee	April 7, 2017

/s/Richard J. Herring
Richard J. Herring*	Trustee	April 7, 2017

/s/William McClayton
William McClayton*	Trustee	April 7, 2017

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	April 7, 2017

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	April 7, 2017

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	April 7, 2017

*By:

/s/ Caroline Pearson

Caroline Pearson **

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 105, as filed on April 29, 2015 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase